SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Number of options
Outstanding at January 1, 2021	58,334
Granted	0
Exercised	0
Expired and forfeited	(58,334)
Outstanding at June 30, 2021	0	58,334
Exercisable at June 30, 2021	0
Weighted-average exercise price
Outstanding at January 1, 2021	$ 4.32
Granted	0
Exercised	0
Expired and forfeited	(4.32)
Outstanding at June 30, 2021	0	$ 4.32
Exercisable at June 30, 2021	$ 0
Weighted- average remaining contractual term (in years)
Expired and forfeited	7 years 9 months 3 days
Outstanding at June 30, 2021		7 years 9 months 3 days
Aggregate intrinsic value
Outstanding at June 30, 2021	$ 0	$ 0